GENERAL AND ADMINISTRATIVE EXPENSES	9 Months Ended
Sep. 30, 2024
GENERAL AND ADMINISTRATIVE EXPENSES

14. GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses consist of the following:

	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
Salaries and benefits	$585	$383	$1,440	$1,069
Office and miscellaneous	308	391	1,266	1,008
Management and consulting fees	126	109	391	312
Professional fees	240	195	709	898
Investor relations	44	49	225	216
Regulatory and compliance fees	52	35	145	126
Directors fees	38	43	128	132
Depreciation	39	38	114	108
Travel and promotion	23	37	100	130
	$1,455	$1,280	$4,518	$3,999